Analysis of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Analysis of Cash Flows
The following tables analyse the items included within the main cash flow headings on page F-17.

Net cash from operating activities:

	2019 1 £m	2018 1 £m	2017 1 £m
Profit for the year	950.1	901.1	2,059.4
Taxation	353.8	323.9	197.0
Revaluation and retranslation of financial instruments	(154.4)	72. 8	(409.3)
Finance costs	376.4	289.3	269.8
Finance and investment income	(102.6)	(104.8)	(95.2)
Share of results of associates	(21.2)	(43.5)	(113.5)
Goodwill impairment on classification as held for sale	94.5	–	–
Gain on sale of discontinued operations	(73.8)	–	–
Attributable tax expense on sale of discontinued operations	157.4	–	–
Adjustments for:
Non-cash share-based incentive plans (including share options)	71.4	84.8	105.0
Depreciation of property, plant and equipment	203.2	225.1	230.7
Depreciation of right-of-use assets	317.9	–	–
Impairment of goodwill	47.7	176.5	27.1
Amortisation and impairment of acquired intangible assets	135.6	280.0	195.1
Amortisation of other intangible assets	29.6	38.7	36.3
Investment write-downs	7.5	2.0	95.9
Gains on disposal of investments and subsidiaries	(45.1)	(235.5)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)	0.3
Gain on sale of freehold property in New York	(7.9)	–	–
Losses on sale of property, plant and equipment	3.2	0.6	1.1
Decrease/(increase) in trade receivables and accrued income	159.0	(298. 9)	(90.4)
Increase/(decrease) in trade payables and deferred income	394.7	500.9	(170.8)
Increase in other receivables	(263.8)	(52.9)	(110.6)
Decrease in other payables – short-term	(16.4)	(31.8)	(122.8)
Increase in other payables – long-term	53.7	0.4	20.1
Increase/(decrease) in provisions	23.1	48.0	(57.3)
Corporation and overseas tax paid	(536.0)	(383.6)	(424.7)
Payment on early settlement of bonds	(63.4)	–	–
Interest and similar charges paid	(270.6)	(252.8)	(246.6)
Interest paid on lease liabilities	(105.1)	–	–
Interest received	80.8	90.4	76.9
Investment income	18.3	15.4	16.8
Dividends from associates	33.3	49.7	46.8
Net cash inflow from operating activities	1,850.5	1,693.8	1,408.1

Note
1	Figures have been restated , as described in the accounting policies.

Acquisitions and disposals:
	2019 £m	2018 £m	2017 £m
Initial cash consideration	(3.9)	(126.7)	(214.8)
Cash and cash equivalents acquired	–	11.3	28.9
Earnout payments	(130.2)	(120.2)	(199.1)
Purchase of other investments (including associates)	(27.2)	(48.1)	(92.5)
Acquisitions	(161.3)	(283.7)	(477.5)
Proceeds on disposal of investments and subsidiaries 1	2,468.5	849.0	296.0
Cash and cash equivalents disposed	(327.5)	(15.1)	–
Disposals of investments and subsidiaries	2,141.0	833.9	296.0
Cash consideration for non-controlling interests	(62.7)	(109.9)	(47.3)
Net acquisition payments and disposal proceeds	1,917.0	440.3	(228.8)

Note
1	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2019 £m	2018 £m	2017 £m
Purchase of own shares by ESOP Trusts	–	(102.8)	(214.6)
Shares purchased into treasury	(43.8)	(104.3)	(289.6)
Net cash outflow	(43.8)	(207.1)	(504.2)

Net (decrease)/increase in borrowings:
	2019 £m	2018 £m	2017 £m
(Decrease)/increase in drawings on bank loans	(70.6)	(819.3)	785.6
Repayment of € 600 million bonds	(512.7)	–	–
Repayment of $812 million bonds	(618.8)	–	–
Partial repayment of $272 million bonds	(135.4)	(20.8)	–
Partial repayment of $450 million bonds	(176.2)	(37.3)	–
Repayment of £200 million bonds	(199.5)	–	–
Proceeds from issue of € 250 million bonds	–	218.8	214.0
Proceeds from issue of € 500 million bonds	–	438.0	–
Repayment of € 252 million bonds	–	(220.0)	–
Repayment of £400 million bonds	–	–	(400.0)
Net cash (outflow)/inflow	(1,713.2)	(440.6)	599.6

Cash and cash equivalents:
	2019 1 £m	2018 1 £m	2017 1 £m
Cash at bank and in hand	10,442.1	10,433.4	11,509.2
Short-term bank deposits	863.6	632.4	341.8
Overdrafts 2	(8,5 7 2.4)	(8,864.6)	(9,852.8)
	2,733.3	2,201.2	1,998.2

Notes
1	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
2	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.